SHARE CAPITAL (Schedule of Option Transactions) (Details)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Number of options
Option at beginning of year | shares	6,480,916	8,146,799
Options granted | shares		1,815,000
Options exercised | shares	(3,833,406)	(2,812,496)
Options forfeited | shares	(123,750)	(164,075)
Options expired | shares	(100,000)	(504,312)
Option at end of year | shares	2,423,760	6,480,916
Weighted average exercise price (in CAD)
Option at beginning of year | $ / shares	$ 2.86	$ 2.15
Options granted | $ / shares		3.10
Options exercised | $ / shares	2.78	0.87
Options forfeited | $ / shares	3.29	3.34
Options expired | $ / shares	1.75	3.27
Option at end of year | $ / shares	$ 3.00	$ 2.86